Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Game operating cost
Technical support services	$ (855)	$ (3,413)	$ (2,548)	$ (6,847)	$ (15,373)	$ (14,169)
Employee benefits expense	(3,367)	(199)	(5,611)	(404)	(1,029)	(648)
Game operation cost	$ (4,222)	$ (3,612)	$ (8,159)	$ (7,251)	$ (16,402)	$ (14,817)